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December 12, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Liquidity Funds (the “Registrant”)

File Nos. 333-104972; 811-21339
Post-Effective Amendment No. 61

Dear Sir or Madam:

On behalf of the Registrant, attached herewith for filing is the above referenced Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 62 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of registering a new series of the Registrant. The Amendment does not affect the currently effective prospectuses and statements of additional information for other classes and series of the Registrant’s shares not included herein.

We understand that we may expect comments on this filing in approximately 30-45 days. We anticipate filing a subsequent filing pursuant to Rule 485(b) under the 1933 Act, to include additional exhibits, as well as any other required information, in anticipation of going automatically effective on February 27, 2026. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai